Deconsolidation of Ding Xin (Details) $ in Thousands		1 Months Ended		6 Months Ended
	Apr. 06, 2018	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Jun. 30, 2021
Deconsolidation of Ding Xin (Details) [Line Items]
Subsidiary percentage	6.00%			99.00%
Fengxunhui Management Consulting Co., Ltd (“Fengxunhui”) [Member]
Deconsolidation of Ding Xin (Details) [Line Items]
Equity interest percentage		100.00%	100.00%
Consideration amount		$ 150	¥ 100,000